SHAREHOLDERS' EQUITY AND SHARE INCENTIVE PLANS	12 Months Ended
Dec. 31, 2021
SHAREHOLDERS' EQUITY AND SHARE INCENTIVE PLANS [Abstract]
SHAREHOLDERS' EQUITY AND SHARE INCENTIVE PLANS
NOTE 13:-	SHAREHOLDERS’ EQUITY AND SHARE INCENTIVE PLANS

Share Incentive Plans
a.
During the years 2007, 2016, 2017 and 2020 the Company adopted several share incentive plans (together the “Legacy Plans”) to provide incentives to the Company’s employees, directors, consultants and/or contractors. In June 2021, immediately following the effective date of the registration statement on Form F-4, the Company adopted (i) the 2021 Share Incentive Plan (the “2021 Plan”, and together with the Legacy Plans, the “Plans”) and (ii) the Employee Stock Purchase Plan (the “ESPP”). Following the effectiveness of the 2021 Plan, the Company ceased making awards under the Legacy Plans, although previously granted awards under the Legacy Plans remain outstanding.

Under the Plans, the Company's employees, directors, consultants and/or contractors are or were eligible to be granted equity-related awards, including options to acquire the Company’s ordinary shares, restricted shares; and restricted share units (“RSUs”).

The equity related awards generally vest over 4 years and expire 10 years after the date of grant. Most of the RSUs granted prior to June 30, 2021, were subject to a two-tiered vesting arrangement, including a time-based vesting component which is generally over 4 years, and an additional vesting condition of a Merger/Sale or IPO being consummated within 5 years of the grant. RSUs granted under 2021 Plan, following the Company becoming publicly traded, are subject to a time-based vesting condition and vest over 4 years of the grant.

As of December 31, 2021, the maximum number of the Company’s ordinary shares available for issuance under the 2021 Plan is equal to the sum of (i) 31,932,902 ordinary shares, (ii) any shares subject to awards under the Legacy Plans which have expired, or were cancelled, terminated, forfeited or settled in cash in lieu of issuance of shares or became unexercisable without having been exercised, and (iii) an annual increase on the first day of each year beginning in 2022 and on January 1, of each calendar year thereafter during the term of the 2021 Plan, equal to the lesser of (A) 5% of the outstanding shares on the last day of the immediately preceding calendar year and (B) such amount as determined by the Company’s board of directors if so determined prior to January 1 of a calendar year.

As of December 31, 2021, the maximum number of the Company’s ordinary shares available for issuance under the ESPP shall not exceed in the aggregate 6,386,580 ordinary shares. The ESPP share pool will be increased on the first day of each fiscal year during the term of the ESPP in an amount equal to the lesser of (i) 6,386,580 the Company’s ordinary shares, (ii) 2% of the total number of shares of the ordinary shares outstanding (on a fully diluted basis) on the last day of the immediately preceding fiscal year and (iii such amount as determined by the Company’s board of directors if so determined prior to January 1 of a calendar year. As of December 31, 2021, the ESPP has not been activated and no ordinary shares had been issued under the ESPP.
b.
The Company filed a motion to Tel Aviv District Court Economic Department (the “Israeli Court”) on October 10, 2021, for approval of a program of up to $60,000, to be utilized, if so determined by its board of directors, in connection with tax withholding obligations related to equity-based compensation on behalf of its directors, officers and other employees and possible future share repurchases.

On November 16, 2021 the Israeli court approved the motion and on November 18, 2021 the Company’s board of directors granted the Company’s management the discretion to utilize the program. On December 14, 2021, the Company's shareholders approved an amendment to the Company’s Compensation Policy allowing the Company to implement the Net Issuance Mechanism on Office Holders' (as defined in the Israeli Companies Law 5759-1999) and grants. The approval by the Israeli court is limited to a six (6) month period. The Company expects to make successive requests to the Israeli court for similar approvals.

For the year ended December 31, 2021 certain office holders have exercised the Net Issuance Mechanism, which resulted in a tax withholding payment by the Company of $6,152 recorded as a reduction of additional paid-in capital.
The following is a summary of share option activity and related information for the periods through December 31, 2021 (including employees, directors, officers and consultants of the Company):

	Outstanding Share Options	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance as of January 1, 2021	46,064,449	$1.54	5.62	$247,117

Granted	9,862,171	6.98
Exercised	(7,019,836)	1.39
Forfeited	(1,373,861)	5.28

Balance as of December 31, 2021	47,532,923	$2.64	5.73	$247,734

Exercisable as of December 31, 2021	33,908,119	$1.51	4.45	$212,873

The aggregate intrinsic value in the table above represents the total intrinsic value that would have been received by the option holders had all option holders exercised their options on the last date of the period.
The weighted-average grant date fair value of options granted during the years 2021, 2020 and 2019 was $9.32, $5.61, and $4.10, respectively.
The total intrinsic value of options exercised during the years 2021, 2020 and 2019 was $49,224, $20,649 and $3,199, respectively.
As of December 31, 2021, unrecognized share based compensation cost related to unvested share options was $49,608, which is expected to be recognized over a weighted-average period of 3.07 years.
On September 17, 2020, the Company's board of directors approved a one-time share option repricing for 18,553,684 awards. Pursuant to the option repricing, the option awards of 1,369 grantees, with an exercise price of each option above $2.63, were amended to $2.63. All other terms remain unchanged. The total incremental value from the modification amounted to $14,530 out of which $1,390 and $6,514 were recognized as additional share based compensation expense for the year ended December 31, 2021 and 2020, respectively.

c.	The following is a summary of the RSU activity and related information for the periods through December 31, 2021 (including employees of the Company):

	Outstanding Restricted Shares Unit	Weighted-Average Grant Date Fair Value Per Share

Balance as of January 1, 2021	12,755,167	$5.64
Granted	13,136,685	9.53
Vested (*)	(2,883,147)	9.19
Forfeited	(1,395,516)	7.08

Balance as of December 31, 2021	21,613,189	$8.16

(*) A portion of the shares that vest is netted out to satisfy the tax obligations of the recipient. During the year ended December 31, 2021, a total of 784,120 shares were netted out to satisfy tax obligations, resulting in net issuance of 729,047 shares.

The weighted-average grant date fair value of RSUs granted during the years 2021, 2020 and 2019 was $9.53, $5.94, and $4.13, respectively.
As of December 31, 2021, unrecognized share based compensation cost related to unvested RSUs was $85,762, which is expected to be recognized over a weighted-average period of 3.6 years.

The total share-based compensation expense related to all of the Company's share-based awards recognized for the year ended December 31, 2021, 2020 and 2019, was comprised as follows:

	Year ended December 31,
	2021	2020	2019

Cost of revenues	$1,891	$788	$420
Research and development	29,022	16,491	3,166
Sales and marketing	44,834	6,930	3,749
General and administrative	52,210	4,068	914

Total share based compensation expense	$127,957	$28,277	$8,249

Restricted shares
a.
On January 30, 2020, three grantees of an aggregate of 7,411,689 unvested Restricted Shares granted under the 2017 Plan unilaterally waived and terminated their rights under the Restricted Share award agreement and transferred the Restricted Shares back to the Company for no consideration, which then became Dormant Shares. On March 25, 2020, the board of directors of the Company cancelled such Dormant Shares and removed them from the equity accounts of the Company. On January 30, 2020, a grantee of 2,882,324 unvested Restricted Share Units granted under the 2017 Plan unilaterally waived and terminated his rights under the Restricted Share Unit award agreement and transferred his rights to the Restricted Share Units back to the Company for no consideration.

b.
In October 2020, the Company granted 10,314,654 Restricted Share Units and 5,157,327 options to acquire ordinary shares of the Company at a zero-exercise price to certain executives. The restricted share units were subject to multiple vesting conditions: time-based vesting and an additional condition that a Triggering Event be consummated no later than December 31, 2021. The Triggering Event is defined as, among other things, the Company's shares becoming publicly traded, or a sale of the Company, or a merger of the Company with another company. If the Triggering Event is not consummated by such date, the RSUs are forfeited. The Triggering Event occurred on June 30, 2021 as a result of the Company’s shares becoming publicly traded on that date.

The time based vesting condition for 6,598,489 RSUs was considered to have been satisfied as of the date of grant, and the remainder satisfies the time-based condition on a monthly basis over 24 months from the date of grant, conditioned on continued service to the Company. Of the options granted, 1,441,162 options were fully vested as of the grant date, 1,858,083 vested in a lump sum on December 31, 2021, and the remainder vest on a monthly basis over 24 months from the date of grant, conditioned on continued service to the Company.